INCOME TAXES (Effective Income Tax Reconciliation) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before tax	$ (169,477)	$ 4,018,005	$ 15,411,287	$ 18,770,446	$ 38,030,261	$ 79,582,179	$ 63,020,567
Expected PRC income tax expense at statutory tax rate of 25%					9,507,565	19,895,544	15,755,141
Income not subject to PRC tax							56,949
Depreciation allowance over-claimed in 2011					1,127,816
Non deductible tax expenses					1,261,792	2,066,083	125,053
Actual income tax expense	$ 364,906	$ 1,636,419	$ 5,136,010	$ 4,759,838	$ 11,897,173	$ 21,961,627	$ 15,937,143